SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Group has reviewed its subsequent events through May 17, 2022, the date these consolidated financial statements were issued and has determined that other than the following paragraph and matter discussed in Notes 20 and 21, no material subsequent events have occurred that require recognition in or disclosure to the consolidated financial statements.

Continuing COVID-19 impacts

Starting from the fourth quarter of 2020 , a few waves of COVID-19 infections emerged in various regions of China, and varying levels of travel restrictions were reinstated. Our business has been and is likely to continue to be materially adversely affected by the outbreak of COVID-19 in China.